Property and Equipment (Details) - Schedule of property and equipment - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total cost	$ 2,239	$ 1,064
Total accumulated depreciation	758	416
Depreciated cost	1,481	648
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	1,256	782
Total accumulated depreciation	588	340
Computers [Member]
Property, Plant and Equipment [Line Items]
Total cost	169	94
Total accumulated depreciation	87	51
Office furniture & equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	102	36
Total accumulated depreciation	5	1
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost	712	152
Total accumulated depreciation	$ 78	$ 24